Annual Total Returns- Vanguard Total Stock Market Index Fund (Institutional Select) [BarChart] - Institutional Select - Vanguard Total Stock Market Index Fund - Institutional Select Shares	2017	2018	2019	2020
Total	21.20%	(5.14%)	30.84%	21.03%